Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-33480
Entity Registrant Name	CLEAN ENERGY FUELS CORP.
Entity Central Index Key	0001368265
Entity Tax Identification Number	33-0968580
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4675 MacArthur Court
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	437-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	CLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false